CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021
Revenue	$ 184,222	$ 130,609	$ 332,383	$ 249,722
Costs and expenses:
Cost of revenues	164,180	111,828	296,285	215,339
General and administrative	16,637	11,396	38,778	23,923
Transaction expenses	1,320	903	10,588	1,452
Depreciation and amortization	14,794	13,023	29,560	25,645
Total costs and expenses	196,931	137,150	375,211	266,359
Loss from operations	(12,709)	(6,541)	(42,828)	(16,637)
Other income (expense):
Gain on sale/ disposal of property and equipment	145	114	2,060	304
Interest expense	(13,085)	(11,227)	(25,428)	(21,138)
Loss on extinguishment of convertible notes		(2,436)		(2,436)
Total other expense	(12,940)	(13,549)	(23,368)	(23,270)
Loss from continuing operations	(25,649)	(20,090)	(66,196)	(39,907)
Loss from discontinued operations		(1,740)		(3,129)
Net loss	(25,649)	(21,830)	(66,196)	(43,036)
Less: Net loss attributable to noncontrolling interests	13,931		49,478
Net loss attributable to QualTek Services Inc.	(11,718)	(21,830)	(16,718)	(43,036)
Other comprehensive income (loss):
Foreign currency translation adjustments		(13)		172
Comprehensive loss	$ (11,718)	$ (21,843)	$ (16,718)	$ (42,864)
Earnings per share:
Net loss per share - diluted	$ (0.50)
Net loss per share - continuing operations - basic	(0.48)	$ (1.75)		$ (3.52)
Net loss per share - continuing operations - diluted	$ (0.50)	(1.75)		(3.52)
Net loss per share - discontinued operations - basic		(0.15)		(0.27)
Net loss per share - discontinued operations - diluted		$ (0.15)		$ (0.27)
Weighted average common shares outstanding - basic	22,171,350	11,923,941		11,797,013
Class A and B Common Stock
Earnings per share:
Weighted average common shares outstanding - diluted	44,998,748		44,998,748
Class A Common Stock
Earnings per share:
Net loss per share - continuing operations - basic		$ (1.75)		$ (3.52)
Net loss per share - continuing operations - diluted	$ (1.73)			(3.52)
Net loss per share - discontinued operations - basic		$ (0.15)		(0.27)
Net loss per share - discontinued operations - diluted	$ (0.16)			$ (0.27)
Weighted average common shares outstanding - basic	22,171,350
Weighted average common shares outstanding - diluted	44,998,748	11,923,941		11,797,013